Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Payable [Abstract]
Schedule of other payables

	December 31	December 31
	2022	2021
	USD thousands	USD thousands

Accrued expenses	604	459
Employee benefits	1,175	1,122
Provision - see note 17	199	217
Subsidiary government grant advances	314	218
Others	11	223
	2,303	2,239